(Loss)/Earnings Per Share - Additional Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings per share [abstract]
Profit/(Loss) attributable to equity shareholders of the Company	¥ (10,847)	¥ 2,640	¥ 2,895	[1]
Weighted average number of shares in issue	14,056,887,174	12,267,172,286	10,718,916,979

[1]	The Group has initially applied IFRS 16 at January 1, 2019 using the modified retrospective approach. Under this approach, comparative information is not restated. See Note 2(b).